August 1, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	CMA North Carolina Municipal Money Fund of
CMA Mulit-State Municipal Series Trust Post-Effective
 Amendment No. 16 to the Registration Statement on Form
N-1A (Securities Act File No. 33-38780, Investment Company
 Act File No. 811-5011)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the"1933 Act"), CMA North Carolina
Municipal Money Fund of the CMA Multi-State Municipal
 Series Trust (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
 Amendment No.16 to the Fund's Registration Statement on Form
 N-1A; and

(2) the text of Post-Effective Amendment No. 16 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 28, 2003.

Very truly yours,

CMA NORTH CAROLINA MUNICIPAL MONEY FUND
OF CMA MULTI-STATE MUNICIPAL
SERIES TRUST

/s/Phillip S. Gillespie
Phillip S. Gillespie
Secretary of Fund